Stockholders’ Equity (Details Narrative)						1 Months Ended					12 Months Ended
	Oct. 01, 2025 shares	Aug. 22, 2025 $ / shares shares	May 13, 2025 $ / shares shares	Jul. 25, 2024 USD ($) shares	Sep. 13, 2023 USD ($) $ / shares shares	May 30, 2025 shares	Mar. 29, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Oct. 02, 2025 $ / shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 RM / shares	Jan. 08, 2024 $ / shares	Jul. 31, 2023 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding								1				1		1	1
Common stock, par value | $ / shares								$ 0.001				$ 0.001		$ 0.001
Common stock, shares authorized								50,000,000				50,000,000		50,000,000	50,000,000
Common stock, shares issued								1				1		1	1
Common Stock, Value, Issued | $
Number of shares issued, value | $
Titan Pharmaceuticals Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding											1,000						914,234
Preferred stock, par value | $ / shares																	$ 0.001
Common stock, par value | $ / shares											$ 0.001		$ 0.0001				$ 0.001		$ 0.001
Number of shares agreed to issue																90,000
Common stock, shares authorized											1,000						225,000,000
Common stock, shares issued											1,000						914,234
Common Stock, Value, Issued | $																	$ 1,000
Number of shares issued, value | $											$ 1,600,000
Titan Pharmaceuticals Inc [Member] | Choong Choon Hau Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted									54,132
Conversion price | $ / shares										$ 9.32
Value of shares exchanged | $										$ 500,000
Interest rate										10.00%
Due date										Jan. 08, 2024
Conversion of stock, amount converted | $									$ 4,511,000
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued						150,087
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member] | Series AA Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted			139,882
Preferred stock, par value | $ / shares			$ 0.001
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member] | Series AA Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value | $ / shares					$ 10.00
Shares issued					950,000
Agreegate purchase price | $					$ 9,500,000
Conversion price | $ / shares					$ 9.32
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued		67,420				265,913
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member] | Series B Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted			79,773
Preferred stock, par value | $ / shares			$ 0.001
Shares issued							100,000
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value | $ / shares							$ 10.00
Agreegate purchase price | $							$ 1,000,000
Conversion price | $ / shares							$ 3.00
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member] | Series B Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted		20,227
Preferred stock, par value | $ / shares		$ 0.001
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding								580,000				580,000								500,000
Common stock, par value | (per share)								$ 0.36				$ 0.36		$ 0.36	RM 1			RM 1
Common stock, shares authorized								580,000				580,000		580,000	580,000
Common Stock, Value, Issued								$ 208,617				$ 208,617		$ 208,617	RM 580,000
Number of shares issued	7,210,800			80,000
Number of shares issued, value | $				$ 800,000								$ 800,000